Financial assets at amortized cost - Summary of Debt Securities Held (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt instruments held	$ 152,528,570	$ 182,535,735
Gross carrying amount | Argentine Treasury Bond | Argentine Treasury Bond in pesos. Maturity 08-23-2025
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt instruments held	125,492,302	107,798,424
Gross carrying amount | Argentine Treasury Bond | Argentine Treasury Bond in pesos. Maturity 05-23-2027
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt instruments held	$ 24,039,592	$ 70,570,093
Gross carrying amount | Argentine Treasury Bond | Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt instrument percentage	0.70%	0.70%
Debt instruments held	$ 10,372,413	$ 32,167,645
Allowances for ECL
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt instruments held	$ (7,375,737)	$ (28,000,427)